Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Principles of Consolidation
a)

Principles

of

Consolidation
:

The

accompanying

consolidated

financial

statements

have

been
prepared in

accordance with

U.S. generally

accepted accounting

principles and

include the

accounts of
Diana Shipping Inc.

and its wholly

owned subsidiaries. All

intercompany balances and transactions

have
been

eliminated

upon

consolidation.

Under

Accounting

Standards

Codification

(“ASC”)

810
“Consolidation”, the

Company consolidates entities

in which

it has

a controlling

financial interest,

by first
considering if

an entity

meets the

definition of

a variable

interest entity

("VIE") for

which the

Company is
deemed to be the primary beneficiary under

the VIE model, or if the Company controls

an entity through a
majority

of

voting

interest

based

on

the

voting

interest

model.

The

Company

evaluates

financial
instruments, service contracts, and

other arrangements to determine

if any variable interests

relating to an
entity exist. For

entities in which

the Company

has a variable

interest, the Company

determines if

the entity
is a

VIE by

considering whether

the entity’s

equity investment

at risk

is sufficient

to finance

its activities
without additional

subordinated financial

support and

whether the

entity’s at-risk

equity holders

have the
characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary

of a

VIE, the

Company considers

whether it

individually has

the

power to

direct the
activities of

the VIE

that most

significantly affect

the entity’s

performance and

also has

the obligation

to
absorb losses

or the right

to receive

benefits of the

VIE that could

potentially be significant

to the

VIE. If
the Company holds

a variable interest

in an entity

that previously was

not a VIE,

it reconsiders whether

the
entity has become a VIE.

Use of Estimates
b)

Use

of

Estimates:
The preparation

of

consolidated financial

statements

in

conformity with

U.S.
generally accepted accounting principles

requires management to make estimates

and assumptions that
affect the

reported amounts

of assets

and liabilities

and disclosure

of contingent

assets and

liabilities at
the

date

of

the

consolidated financial

statements

and the

reported

amounts of

revenues

and

expenses
during the reporting period.

Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)
c)

Other Comprehensive Income / (Loss):
The Company separately presents certain transactions,
which are recorded directly as components

of stockholders’ equity. Other Comprehensive Income / (Loss)
is presented in a separate statement.

Foreign Currency Translation

d)

Foreign Currency

Translation:
The functional

currency of

the Company

is the

U.S. dollar

because
the Company’s

vessels operate

in international

shipping markets,

and therefore

primarily transact

business
in U.S. dollars. The Company’s accounting records are

maintained in U.S. dollars. Transactions

involving
other currencies during

the year are

converted into U.S.

dollars using the

exchange rates in

effect at the
time of

the transactions.

At the balance

sheet dates,

monetary assets

and liabilities

which are denominated
in

other

currencies

are

translated

into

U.S.

dollars

at

the

year-end

exchange

rates.

Resulting

gains

or
losses

are

included

in

other

operating

(income)/loss

in

the

accompanying

consolidated

statements

of
operations.

Cash, Cash Equivalents and Time Deposits
e)

Cash, Cash Equivalents and Time

Deposits:
The Company considers highly liquid investments
such as time deposits, certificates of deposit

and their equivalents with an original maturity of

up to about
three months to

be cash equivalents. Time

deposits with maturity above

three months are removed

from
cash and cash

equivalents and are

separately presented

as time deposits.

Restricted cash consists

mainly
of cash deposits required to be maintained at all times under the Company’s loan facilities (Note 8). As of
December 31, 2023 and

2022, accrued interest income

amounted to $
1,206

and $
578 , respectively and is
included in prepaid expenses and other assets in the accompanying consolidated balance sheets.

Accounts Receivable, Trade
f)

Accounts Receivable, Trade:
The amount shown as accounts receivable, trade, at each

balance
sheet

date,

includes

receivables

from

charterers

for

hire

from

lease

agreements,

net

of

provisions

for
doubtful accounts, if any.

At each balance

sheet date, all potentially

uncollectible accounts are

assessed
individually for

purposes of determining

the appropriate

provision for doubtful

accounts. As

of December
31, 2023

and 2022

there was
no

provision for

doubtful accounts.

The Company

does not

recognize interest
income on trade receivables as all balances are settled within a year.

Inventories
g)

Inventories:
Inventories

consist

of

lubricants

and

victualling

which

are

stated,

on

a

consistent
basis, at the lower of cost or net

realizable value. Net realizable value is

the estimated selling prices in the
ordinary course of business,

less reasonably predictable

costs of completion, disposal,

and transportation.
When

evidence

exists

that

the

net

realizable

value

of

inventory

is

lower

than

its

cost,

the

difference

is
recognized as a loss in earnings in the period in which it occurs.

Cost is determined by the first in, first out
method. Amounts removed from inventory are also determined by the first in first out method. Inventories
may also consist of bunkers,

when on the balance sheet date,

a vessel is without employment. Bunkers,

if
any,

are also stated at

the lower of cost

or net realizable value and

cost is determined by

the first in, first
out method.

Vessel Cost
h)

Vessel

Cost
:

Vessels

are

stated

at

cost

which

consists

of

the

contract

price

and

any

material
expenses

incurred

upon

acquisition

or

during

construction.

Expenditures

for

conversions

and

major
improvements are also capitalized when they appreciably extend the life, increase the earning capacity or
improve

the

efficiency

or

safety

of

the

vessels;

otherwise,

these

amounts

are

charged

to

expense

as
incurred. Interest cost

incurred during the

assets' construction periods that

theoretically could have

been
avoided if expenditure

for the assets

had not

been made is

also capitalized.

The capitalization

rate, applied
on accumulated

expenditures

for the

vessel, is

based on

interest rates

applicable to

outstanding borrowings
of the period.

Vessels held for sale
i)

Vessels held for sale:

The Company classifies assets as being held for sale when the respective criteria are met. Long-lived assets

or disposal groups classified as

held for sale are measured

at the lower
of their

carrying amount or

fair value

less cost

to sell.

These assets

are not

depreciated once they

meet
the criteria to be held for sale. The fair value less cost to sell of an asset held for sale is assessed at each reporting period it remains classified as held

for sale. When the plan to sell an asset

changes, the asset is
reclassified as held and used,

measured at the lower of

its carrying amount before

it was recorded as held
for sale, adjusted for depreciation, and the asset’s fair value at the date of the decision not to sell.

Sale and leaseback

j)

Sale and

leaseback:

In accordance

with ASC

842-40 in

a sale-leaseback

transaction where

the
sale of an asset and leaseback

of the same asset by

the seller is involved, the

Company, as seller-lessee,
should firstly determine whether the transfer of an asset shall be accounted for as a sale under ASC 606.
For a

sale to

have occurred,

the control

of the

asset would

need to

be transferred

to the

buyer and

the
buyer

would

need

to

obtain

substantially

all

the

benefits

from

the

use

of

the

asset.

As

per

the
aforementioned guidance, sale and leaseback transactions, which include an obligation for the Company, as seller-lessee, to repurchase the

asset, or other situations where the

leaseback would be classified as a
finance lease, are determined

to be failed sales under ASC

842-40. Consequently, the Company does not
derecognize the asset from

its balance sheet and accounts for

any amounts received under the

sale and
leaseback agreement as a financing arrangement.

Property and equipment
k)

Property and equipment:

The Company owns the land

and building where its offices are located.
The Company also owns part of a plot acquired for

office use (Note 7).

Land is stated at cost and it is

not
subject

to

depreciation.

The

building

has

an

estimated

useful

life

of
55 years

with
no

residual

value.
Furniture,

office

equipment

and

vehicles

have

a

useful

life

of
5 years
,

except

for

a

car

owned

by

the
Company, which has a useful life of 10 years
. Computer software and hardware have a useful

life of
three
years . Depreciation is calculated on a straight-line basis.

Impairment of Long-Lived Assets
l)

Impairment

of

Long-Lived

Assets:
Long-lived

assets

are

reviewed

for

impairment

whenever
events

or

changes

in

circumstances

(such

as

market

conditions,

obsolesce

or

damage

to

the

asset,
potential

sales

and

other

business

plans)

indicate

that

the

carrying

amount

of

an

asset

may

not

be
recoverable.

When

the

estimate

of

undiscounted projected

net

operating

cash

flows,

excluding interest
charges, expected

to be

generated by

the use

of an

asset over

its remaining

useful life

and its

eventual
disposition

is

less

than

its

carrying

amount,

the

Company

evaluates

the

asset

for

impairment

loss.
Measurement of

the impairment

loss is

based on

the fair

value of

the asset,

determined mainly

by third
party valuations.

For vessels, the Company calculates undiscounted projected net operating cash flows by considering the historical and

estimated vessels’ performance

and utilization with

the significant assumption

being future
charter rates for the unfixed days, using

the most recent
10 -year average of historical 1 year time charter
rates available

for each

type of

vessel over

the remaining

estimated life

of each

vessel, net

of commissions.
Historical

ten-year

blended

average

one-year

time

charter

rates

are

in

line

with

the

Company’s

overall
chartering strategy,

they reflect the

full operating history

of vessels of

the same type

and particulars with
the Company’s

operating fleet

and they

cover at

least a

full business

cycle, where

applicable. When the
10
-year average of historical 1 year time charter rates is

not available for a type of vessels, the Company
uses the average of historical 1 year time charter rates

of the available period. Other assumptions used in
developing estimates of

future undiscounted cash

flow are charter rates

calculated for the

fixed days using
the

fixed

charter

rate

of

each

vessel

from

existing

time

charters,

the

expected

outflows

for

scheduled
vessels’ maintenance; vessel

operating expenses; fleet

utilization, and the

vessels’ residual value

if sold
for scrap.

Assumptions are

in line

with the

Company’s historical

performance and

its expectations

for future
fleet

utilization

under

its

current

fleet

deployment

strategy.

This

calculation

is

then

compared

with

the
vessels’ net book

value plus unamortized deferred

costs. The difference

between the carrying amount

of
the vessel plus

unamortized deferred costs

and their fair

value is recognized

in the Company's

accounts
as impairment loss.
The Company’s impairment assessment did not result in the recognition of impairment on any vessel and
therefore no

impairment loss was identified or recorded in 2023, 2022

and 2021.
For property

and equipment,

the Company

determines undiscounted

projected net

operating cash

flows
by

considering

an

estimated

monthly

rent

the

Company

would

have

to

pay

in

order

to

lease

a

similar
property, during the useful

life of the

building. No

impairment loss

was identified or

recorded for

2023,

2022
and 2021 and

the Company has

not identified any

other facts or

circumstances that

would require

the write
down of the value of its land or building in the near future.

Vessel Depreciation
m)

Vessel Depreciation:
Depreciation is computed using the straight-line method over the estimated useful life

of the

vessels, after

considering the

estimated salvage

(scrap) value.

Each vessel’s

salvage
value is equal

to the product

of its lightweight tonnage

and estimated scrap

rate. Management estimates
the useful life of

the Company’s vessels to

be
25 years

from the date of

initial delivery from the

shipyard.
Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining

useful

life

is

adjusted

at

the

date

such

regulations

are

adopted.
Effective July 1, 2023, the
Company changed its estimated scrap rate of its vessels from $250 per lightweight ton to $400 per lightweight ton, calculated based on the average demolition prices in different markets, during the last 15 years.

For the

period from

July 1,

2023 to

December 31,

2023, this

increase in

vessels’ salvage

values
resulted

in

decreased

depreciation expense,

increased

operating

income

and

increased

net

income

by
$ 3,773

and increased earnings per share, basic and diluted, by $
0.04 .

Deferred Costs
n)

Deferred

Costs
:

The

Company

follows

the

deferral

method

of

accounting

for

dry-docking

and
special survey

costs whereby

actual costs

incurred are

deferred and

amortized on

a straight-line

basis over
the period

through the date

the next

survey is

scheduled to

become due. Unamortized

deferred costs of
vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss
in the year of the vessel’s sale (Note 6) or impairment.

Financing Costs
o)

Financing Costs
: Fees paid for obtaining finance liabilities, fees paid to lenders for obtaining new loans,

new bonds, or refinancing existing ones

accounted as loan modification,

are deferred and recorded
as

a contra

to

debt. Other

fees

paid for

obtaining loan

facilities not

used at

the

balance sheet

date

are
deferred. Fees relating

to drawn loan

facilities are amortized

to interest and

finance costs over

the life of
the

related

debt

using

the

effective

interest method

and

fees

incurred for

loan

facilities

not

used at

the
balance

sheet

date

are

amortized

using

the

straight-line

method

according

to

their

availability

terms.
Unamortized fees relating to

loans or bonds repaid

or repurchased or

refinanced as debt

extinguishment
are

written

off

in

the

period

the

repayment,

prepayment,

repurchase

or

extinguishment

is

made

and
included in the determination of

gain/loss on debt extinguishment.

Loan commitment fees are

expensed

in
the period

incurred, unless

they relate

to loans

obtained to

finance vessels

under construction,

in which
case, they are capitalized to the vessels’ cost.

Concentration of Credit Risk
p)

Concentration of

Credit

Risk
:

Financial instruments,

which potentially

subject

the

Company to
significant

concentrations

of

credit

risk,

consist

principally

of

cash

and

trade

accounts

receivable.

The
Company

places

its

temporary

cash

investments,

consisting

mostly

of

deposits,

with

various

qualified
financial

institutions

and

performs

periodic

evaluations

of

the

relative

credit

standing

of

those

financial
institutions that

are considered

in the

Company’s investment

strategy.

The Company

limits its

credit risk
with accounts receivable

by performing ongoing credit

evaluations of its customers’

financial condition and
generally

does

not

require

collateral

for

its

accounts

receivable

and

does

not

have

any

agreements

to
mitigate credit risk.

Accounting for Revenues and Expenses

q)

Accounting

for

Revenues

and

Expenses:
Revenues

are

generated

from

time

charter
agreements which contain

a lease as

they meet the

criteria of a

lease under ASC

842. Agreements with
the

same

charterer

are

accounted

for

as

separate

agreements

according

to

their

specific

terms

and
conditions. All

agreements contain

a minimum

non-cancellable

period and

an extension

period at

the option
of the

charterer. Each

lease

term is

assessed at

the inception

of that

lease. Under

a time

charter agreement,
the charterer pays a daily hire

for the use of the vessel and

reimburses the owner for hold

cleanings, extra
insurance premiums for navigating in

restricted areas and damages caused

by the charterers. Revenues
from time charter

agreements providing

for varying annual

rates are accounted

for as operating

leases and
thus recognized

on a

straight-line basis

over the

non-cancellable rental

periods of

such agreements,

as
service is performed.

The charterer

pays to third

parties port, canal

and bunkers

consumed during

the term
of the

time charter

agreement, unless

they are

for the

account of

the owner,

in which

case, they

are included
in

voyage

expenses. Voyage

expenses

also

include commissions

on

time

charter

revenue

(paid to

the
charterers,

the

brokers

and

the

managers)

and

gain

or

loss

from

bunkers

resulting

mainly

from

the
difference in

the value

of bunkers

paid by

the Company

when the

vessel is

redelivered to

the Company
from the

charterer under

the vessel’s

previous time

charter agreement

and the

value of

bunkers sold

by
the Company when the vessel is delivered to a new charterer (Note 12). Under a time charter agreement, the owner pays

for the operation

and the

maintenance of the

vessel, including

crew, insurance, spares and
repairs, which are recognized in operating expenses.

The Company, as lessor, has elected not to allocate
the

consideration

in

the

agreement

to

the

separate

lease

and

non-lease

components

(operation

and
maintenance of the

vessel) as their

timing and pattern

of transfer to

the charterer,

as the lessee,

are the
same

and the

lease component,

if accounted

for separately,

would be

classified as

an operating

lease.
Additionally,

the

lease

component

is

considered

the

predominant

component,

as

the

Company

has
assessed that

more

value is

ascribed to

the

vessel rather

than

to the

services provided

under the

time
charter contracts.

In time

charter agreements

apart from

the agreed

hire rate,

the Company

may be

entitled
to an

additional income,

such as

ballast bonus.

Ballast bonus

is paid

by charterers

for repositioning

the
vessel. The

Company analyzes

terms of

each contract

to assess

whether income

from ballast

bonus is
accounted together

with the

lease component

over the

duration of

the charter

or as

service component
under

ASC 606.

Deferred

revenue

includes cash

received

prior

to

the

balance sheet

date

for

which all
criteria to recognize as revenue have not been met.

Repairs and Maintenance
r)

Repairs and Maintenance:

All repair and maintenance expenses

including underwater inspection
expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

Earnings / (loss) per Common Share
s)

Earnings / (loss)

per Common Share:

Basic earnings /

(loss) per common

share are computed
by

dividing

net

income

/

(loss)

available

to

common

stockholders

by

the

weighted

average

number

of
common

shares

outstanding

during

the

year.

Shares

issuable

at

little

or

no

cash

consideration

upon
satisfaction

of

certain

conditions,

are

considered

outstanding

and

included

in

the

computation

of

basic
earnings/(loss) per share

as of the date

that all necessary

conditions have been

satisfied. Diluted earnings
per common

share, reflects the

potential dilution that

could occur

if securities or

other contracts to

issue
common stock were exercised.

Segmental Reporting
t)

Segmental Reporting:
The Company

engages in

the operation

of dry-bulk

vessels which

has been
identified

as

one

reportable

segment.

The

operation

of

the

vessels

is

the

main

source

of

revenue
generation, the services

provided by the

vessels are similar

and they all

operate

under the same

economic
environment.

Additionally, the vessels

do not

operate in

specific geographic

areas, as

they trade

worldwide;
they do

not trade in

specific trade routes,

as their trading

(route and cargo)

is dictated by

the charterers;
and the Company does not evaluate the operating

results for each type of dry bulk vessels

(i.e. Panamax,
Capesize etc.)

for the

purpose of

making decisions

about allocating

resources and

assessing performance.

Fair Value Measurements
u)

Fair Value Measurements
: The Company classifies and discloses its assets and liabilities carried
at fair value in

one of the

following categories: Level

1: Quoted market

prices in active

markets for identical
assets or liabilities;

Level 2: Observable

market-based inputs or

unobservable inputs that

are corroborated
by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Share Based Payments

v)

Share

Based Payments:

The

Company issues

restricted share

awards which

are

measured

at
their grant date fair value and are not subsequently re-measured.

That cost is recognized over the period
during which an employee is required to provide service in

exchange for the award—the requisite service
period (usually

the vesting

period). No

compensation cost

is recognized

for equity

instruments for

which
employees

do

not

render

the

requisite

service

unless

the

board

of

directors

determines

otherwise.
Forfeitures of

awards are

accounted for

when and

if they

occur.

If an

equity award

is modified

after the
grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Equity method investments
w)

Equity method

investments:

Investments in

common stock

in entities

over which

the Company
exercises

significant

influence but

does

not

exercise control

are

accounted for

by

the

equity method

of
accounting.

Under

this

method,

the

Company

records

such

an

investment

at

cost

(or

fair

value

if

a
consequence of deconsolidation)

and adjusts the carrying

amount for its share

of the earnings or

losses of
the entity subsequent to the

date of investment and reports the

recognized earnings or losses in

income.
Dividends received, if any,

reduce the carrying amount

of the investment and

are recorded as receivable
on

dividend

declaration.

When

the

carrying

value

of

an

equity

method

investment

is

reduced

to

zero
because of losses,

the Company does

not provide for

additional losses unless

it is

committed to provide
further

financial

support

to

the

investee.

The

Company

also

evaluates

whether

a

loss

in

value

of

an
investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an

ability to recover

the carrying amount of

the investment or inability

of the investee to
sustain an earnings

capacity that would

justify the carrying

amount of the

investment. For equity

method
investments

that

the

Company

has

elected

to

account

for

using

the

fair

value

option,

all

subsequent
changes in fair value are included in gain/loss on related party investments.

Going concern
x)

Going concern:
Management evaluates, at each

reporting period, whether

there are conditions or
events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued.

Shares repurchased and retired
y)

Shares

repurchased

and

retired:
The

Company’s

shares

repurchased

for

retirement,

are
immediately cancelled and the Company’s share capital is accordingly reduced. Any excess of the cost of
the shares

over their

par value is

allocated in additional

paid-in capital,

in accordance

with ASC 505-30-
30, Treasury Stock.

Financial Instruments, credit losses
z)

Financial Instruments,

credit losses
: At each

reporting date, the

Company evaluates its

financial
assets individually for credit

losses and presents such

assets in the

net amount expected to

be collected
on such financial asset. When financial assets present similar risk characteristics, these are evaluated on
a

collective

basis.

When

developing

an

estimate

of

expected

credit

losses,

the

Company

considers
available information

relevant to assessing

the collectability

of cash

flows such

as internal

information, past
events,

current

conditions

and

reasonable

and

supportable

forecasts.

As

of

December

31,

2021,

the
Company

assessed

the

financial

condition

of

DWM,

changed

its

estimate

on

the

recoverability

of

its
receivable due

from DWM

relating to

the fine

paid by

the Company

on behalf

of DWM

(Notes 4(a))

and
determined

that

part

of

the

amount

may

not

be

recoverable.

As

a

result,

the

Company

recorded

as

of
December 31, 2021, an allowance for

credit losses amounting to $
300
, based on probability of default

as
there

was

no

previous

loss

record.

The

allowance

for

credit

losses

was

included

in

other

operating
(income)/loss in the 2021 accompanying

consolidated statements of income.

The allowance was reversed
in 2022 as

the full amount

was recovered and its

reversal is included

in other operating

(income)/loss” in
the

2022

accompanying

consolidated

statements

of

operations.
No

credit

losses

were

identified

and
recorded in 2023 and 2022.

Financial Instruments, Investment-Equity Securities, Recognition and Measurement

aa)

Financial

Instruments,

Investments-Equity

Securities,

Recognition

and

Measurement
:

The
Company

initially

recognizes

equity

securities

at

the

transaction

price.

Equity

Investments

with

readily
determinable fair values are subsequently measured at fair value through net income. Unrealized holding
gains

and

losses

for

these

securities

are

recorded

in

earnings.

According

to

ASC

321-10-35-2,

the
Company has

elected to

measure equity

securities without

a readily

determinable fair

value, that

do not
qualify for

the practical

expedient in

ASC 820
Fair Value Measurement
to estimate

fair value

using the

NAV
per share (or

its equivalent),

at its cost

minus impairment,

if any. If the Company

identifies observable

price
changes in orderly

transactions for

the identical or

a similar investment

of the same

issuer, it shall measure
equity securities at fair value as

of the date that the observable transaction occurred.

The Company shall
continue to

apply this

measurement until

the investment

does not

qualify to

be measured

in accordance
with

this

paragraph.

At

each

reporting

period,

the

Company

reassesses

whether

an

equity

investment
without a readily determinable fair value qualifies to

be measured in accordance with this paragraph. The
Company may

subsequently elect to

measure equity

securities at fair

value and

the election to

measure
securities at

fair value

shall be

irrevocable. Any

resulting gains

or losses on

the securities

for which

that
election is

made shall

be recorded

in earnings

at the

time

of the

election. At

each reporting

period, the
Company also evaluates indicators such

as the investee’s performance and

its ability to continue as

going
concern

and

market

conditions,

to

determine

whether

an

investment

is

impaired

in

which

case,

the
Company will estimate the fair value of the investment to determine the amount of the impairment loss.

Non-monetary transactions and spinoffs
ab)

Non-monetary transactions

and spinoffs:
Non-monetary transactions

are recorded

based on

the
fair values of

the assets (or

services) involved unless the

fair value of

neither the asset received,

nor the
asset relinquished is determinable

within reasonable limits. Also, under

ASC 845-10-30-10 Nonmonetary
Transactions, Overall,

Initial Measurement,

Nonreciprocal

Transfers with

Owners and

ASC 505-60

Spinoffs
and Reverse Spinoffs,

if the pro-rata

spinoff of a

consolidated subsidiary or equity

method investee does
not meet the definition of a business under ASC 805, the nonreciprocal transfer of nonmonetary assets is accounted for at fair value, if the fair value of the nonmonetary asset distributed is objectively measurable
and

would

be

clearly

realizable

to

the

distributing

entity

in

an

outright

sale

at

or

near

the

time

of

the
distribution, and

the spinor

recognizes a

gain or

loss for

the difference

between the

fair value

and book
value of the

spinee. A transaction

is considered pro

rata if

each owner receives

an ownership interest

in
the transferee in proportion to

its existing ownership interest in

the transferor (even if the transferor

retains
an ownership interest

in the transferee).

In accordance with

ASC 805 Business

Combinations: Clarifying
the Definition of a

Business, if substantially all of

the fair value of

the gross assets distributed

in a spinoff
are concentrated in

a single identifiable

asset or group

of similar identifiable

assets, then the

spinoff of a
consolidated

subsidiary

does

not

meet

the

definition

of

a

business.

Other

nonreciprocal

transfers

of
nonmonetary assets

to owners

are accounted

for at

fair value

if the

fair value

of the

nonmonetary asset
distributed is objectively measurable and would be clearly

realizable to the distributing entity in an outright
sale at or near the time of the distribution.

Contracts in entity's equity
ac)

Contracts in

entity’s equity:

Under ASC

815-40 contracts that

require settlement

in shares

are
considered equity

instruments, unless

an event

that

is not

in the

entity’s

control would

require net

cash
settlement.

Additionally,

the

entity

should

have

sufficient

authorized

and

unissued

shares,

the

contract
contains an explicit

share limit, there

is no requirement

to net cash

settle the contract

in the event

the entity
fails

to make

timely filings with

the

Securities and

Exchange Commission

(SEC) and

there are

no cash
settled top-off

or make-whole provisions.

The Company follows

the provision of

ASC 480 “Distinguishing
Liabilities from

Equity” and

ASC 815

“Derivatives and

Hedging” to

determine the

classification of

certain
freestanding financial instruments as permanent equity, temporary equity or liability.

The Company, when
assessing the accounting of the warrants and

the pre-funded warrants, takes into consideration ASC 480
to determine whether the warrants and the pre-funded warrants should be classified as permanent equity
instead of temporary equity

or liability. The Company further analyses

the key features of

the warrants and
the pre-funded warrants and examines whether these fall

under the definition of a derivative

according to
ASC 815 applicable guidance or whether certain of these features affect the classification. In cases when derivative accounting is deemed inappropriate, no bifurcation of these features is performed.

Guarantees
ad)

Guarantees:
Guarantees

issued

by

the

Company,

excluding

those

that

guarantee

its

own
performance, are recognized at fair

value at the time the

guarantees are issued, or upon deconsolidation
of

a

subsidiary.

A

liability

for

the

fair

value

of

the

obligation

undertaken

in

issuing

the

guarantee

is
recognized. If it becomes probable that

the Company will have to perform

under a guarantee (Note 10(c)),
the Company

will recognize an

additional liability if

the amount

of the

loss can

be reasonably

estimated.
The

recognition

of

fair

value is

not

required for

certain

guarantees such

as

the

parent's guarantee

of

a
subsidiary's debt

to a

third party.

For those

guarantees excluded

from the

above guidance

requiring the
fair value recognition provision of the liability, financial statement disclosures of such items are made.